Deferred tax (Tables)	12 Months Ended
Jun. 30, 2025
Disclosure [Abstract]
Summary of non-current liabilities - deferred tax

	2025	2024
	A$’000	A$’000
Deferred tax liability associated with Licensing Agreement	272	2,018